Employee Benefits - Schedule Of Changes In Long Term Employee Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	€ 15,128	€ 18,464
Current service costs	935	1,154
Interest expenses	548	189
Actuarial gains (losses) in other comprehensive loss	1,643	(2,184)
Actuarial gains in profit or loss	(87)	(152)
Benefits paid	(1,917)	(2,007)
Contributions	1,713	(347)
Exchange differences	9	11
Ending balance	17,972	15,128
Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	12,543
Ending balance	13,596	12,543
Other Long Term Employee Benefits Defined Benefits Plan
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	2,585	2,448
Current service costs	127	546
Interest expenses	56	19
Actuarial gains (losses) in other comprehensive loss	(22)	(69)
Actuarial gains in profit or loss	(87)	(152)
Benefits paid	(116)	(137)
Contributions	1,833	(70)
Ending balance	4,376	2,585
ITALY | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	2,361	2,997
Current service costs	26	61
Interest expenses	77	33
Actuarial gains (losses) in other comprehensive loss	12	(425)
Benefits paid	(186)	(305)
Ending balance	2,290	2,361
AUSTRIA
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	10,182
Ending balance	11,306	10,182
AUSTRIA | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	10,182	13,019
Current service costs	782	547
Interest expenses	415	137
Actuarial gains (losses) in other comprehensive loss	1,653	(1,690)
Benefits paid	(1,615)	(1,565)
Contributions	(120)	(277)
Exchange differences	9	11
Ending balance	€ 11,306	€ 10,182